SEGMENT REPORTING - Schedule of Reconciliation of the Net Loss (Details) - USD ($)	3 Months Ended								6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Revenues, Total	$ 0				$ 0					$ 0		$ 142,827		$ 152,127		$ 2,085,532
Cost of revenue:
Materials														57,867		944,615
Direct labor	0				245,377					151,708		1,180,035		1,336,722		1,457,823
Direct job costs	(36,545)				(5,916)					(84,818)		237,832		222,835		2,833,893
Overhead	0				114,908					111,281		477,024		588,052		459,102
Total cost of revenue	(49,806)				359,950					181,373		1,950,632
Total cost of revenue														2,205,476		5,695,433
Materials	(13,261)				5,581					3,202		55,741
Gross margin	49,806				(359,950)					(181,373)		(1,807,805)		(2,053,349)		(3,609,901)
Operating expenses:
Research and development	0				206,474					184,563		1,656,350		1,821,816		5,462,680
Selling and marketing	790,779				113,445					1,861,112		385,965		468,074		1,539,690
General and administrative	1,883,497				1,796,774		$ 1,940,448	$ 2,652,795	$ 4,593,243	8,057,531		6,390,017		8,807,651		11,117,525
Total operating expenses	2,674,276				2,116,693					10,103,206		8,432,332		11,097,541		18,119,895
Other segment items	(19,797,126)	[1]			(1,869,081)	[1]				(40,973,417)	[1]	(12,449,568)	[1]	(21,364,864)	[2]	1,019,350	[2]
Net loss	$ (22,421,596)		$ (12,224,975)	$ (16,611,425)	$ (4,345,724)		$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	$ (51,257,996)		$ (22,689,705)		$ (34,515,754)		$ (20,710,446)

[1]	Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of convertible note receivable, change in fair value of notes payable, change in fair value of SEPA liability, change in fair value of claims settlement liability, loss on issuance of warrants, loss on issuance of notes payable, loss on issuance of SEPA, loss on extinguishment of accounts payable, loss on extinguishment of notes payable, SEPA fees and issuance costs, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other gain (loss), net.
[2]	Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, loss on extinguishment of debt and other income, net.